UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Fund

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Crude Petroleum & Natural Gas
1,700	BG Group PLC	113,696	0.79%

Industrial Instruments for Measurement
4,900	Roper Industrial Inc.	229,075	1.59%

Metal Mining
9,900	Companhia Vale ADS	237,996	1.65%

Mineral Royalty Traders
2,000	Royal Gold, Inc.	55,640	0.39%

Petroleum Refining
3,300	BP PLC Spons ADR	229,713	1.60%

Pharmaceutical Preparations
11,600	Medicis Pharmaceutical Corp. New Cl A	278,400	1.93%

Plastic Material, Synthetic Resin
32,800	Chemtura Corp.	306,352	2.13%

Retail-Eating Places
6,800	Papa John's International, Inc. *	225,760	1.57%

Retail - Apparel Stores
7,700	Christopher & Banks Co.	223,300	1.55%

14,000	Aquantive, Inc.*	354,620	2.46%

Services- Nursing & Personal Care
12,800	Odyssey Healthcare, Inc.*	224,896	1.56%

Services-Personal Services
2,700	Steiner Leisure LTD*	106,731	0.74%

Special Industry Machinery, NEC
44,000	Asyst Technologies, Inc.*	331,320	2.30%

Water Supply
6,700	Southwest Water Co.	80,199	0.56%

Wholesale-Drugs, Proprietaries
4,700	McKesson Corp.	222,216	1.54%

	Total for Common Stock (Cost $3,110,355)	3,219,914	22.38%

Cash Equivalents
1,365,315	Prime Fund Capital Reserves Class 3.68% **	1,365,315	9.49%
	(cost $1,365,315)

	Total Investments (Cost $4,475,670)	4,585,229	31.87%

	Other Assets Less Liabilities	9,804,126	68.13%

	Net Assets	$ 14,389,355	100.00%

* Non-Income producing securities
** Variable rate security; the coupon rate represents the rate at June 30, 2006.

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Agricultural Chemicals
6,500	Mosaic Co.*	101,725

Communication Equipment, NEC
15,400	Magal Security Systems LTD	146,454

Computer Storage Devices
4,200	Sandisk Corp.*	214,116

Crude Petroleum & Natural Gas
9,000	Harvest Natural Resources, Inc.*	121,860

Drilling Oil & Gas Wells
4,800	Atwood Oceanics, Inc.*	238,080

Electronic Computers
5,900	Rackable Systems, Inc.*	232,991

Fabricated Structured Metals
11,400	Gulf Island Fabrications, Inc.	228,456

Guided Missiles & Space Vehicles & Parts
5,700	Goodrich Corp.	229,653

Miscellaneous Electrical Machinery, Equipment & Supplies
4,200	Rofin Sinar Tech, Inc.*	241,374

Oil & Gas Field Machinery & Equipment
5,100	Grant Prideco, Inc.*	228,225
3,700	National Oilwell Varco, Inc.*	234,284
		462,509

Oil & Gas Field Services, NEC
2,100	Allis-Chalmers Energy, Inc.*	28,539
4,900	Houston Exploration Co.*	299,831
		328,370

Patent Owners & Lessors
6,400	Interdigital Communications Corp.*	223,424

Periodicals: Publishing or Publishing & Printing
12,500	Martha Stewart Living Omnimedia, Inc.*	208,875

Pharmaceutical Preparations
5,900	A.L. Pharma, Inc. Cl A.*	29,382

Poultry Slaughtering & Produce
8,300	Pilgrims Pride Corp.	214,140

Printed Circuit Boards
4,700	Raven Industries, Inc.	148,050

Radio & Tv Broadcasting & Communications Equipment
10,500	Cobra Electronics Corp.	99,015

Refuse Systems
7,100	Casella Waste Systems, Inc.*	92,939

Retail - Catalog & Mail Order Houses
10,000	GSI Commerce, Inc.*	135,300
7,843	Valuevision Media, Inc. Class A*	86,508
		221,808
Retail - Miscellaneous Shopping
12,900	Redevelope, Inc.*	130,935

Search, Detection, Navagation
9,400	Flir Systems, Inc.*	215,260

Security Brokers, Dealers & Float
500	Chicago Mercantile Exchange, Inc.	245,575
2,200	Legg Mason, Inc.	218,944
		464,519

Services - Business Services, NEC
7,500	Ebay, Inc.*	219,675

Services - Computer Integrated Services
4,400	Intergraph Corp.*	138,556
15,100	Open Text Corp.*	218,044
6,400	Scientific Games Corp. Cl A*	227,968
		584,568

Services - Computer Programming
10,000	Synaptics, Inc.*	214,000
600	Google, Inc.*	251,598
		465,598

Services - Management Consulting
17,300	ABB LTD	224,208
4,700	Mantech International Corp.*	145,042
		369,250

Services - Miscellaneious Amusement
3,100	Harrah Entertainment, Inc.	220,658
9,100	Isle Capri Casinos, Inc.*	233,415
		454,073

Services - Motion Picture Services
9,900	Gaiam, Inc. Class A.*	138,798

Services-Prepackaged Software
1	Symantec Corp.*	7

Sporting & Athletic Goods, NEC
19,900	Nautilus Group, Inc.	312,629

State Commerical Banks
500	Privatebancorp, Inc.	20,705

Surgical & Medical Instruments
2,100	Teleflex, Inc.	113,442

Telephone Communications
4,300	Equinix, Inc.*	235,898

Tires & Inner Tubes
17,200	Goodyear Tire & Rubber Co.*	190,920

Wholesale- Coomputers & Peripheral Equipment
5,200	Scansource, Inc.*	152,464

Wholseale - Farm Product Raw Material
23,800	Sunopta, Inc.*	220,864

	Total (Proceeds - $7,790,540)	$ 8,072,826

NOTES TO FINANCIAL STATEMENTS
Top Flight Funds
1. SECURITY TRANSACTIONS
At June 30, 2006 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,475,670 amounted to $(172,727) which consisted of aggregate gross unrealized appreciation of $156,314 and aggregate gross unrealized depreciation of $(329,041).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.